Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 15,461	¥ 17,207
Accounts	606,010	569,138
Trade Accounts And Notes Receivable Gross Current, Total	621,471	586,345
Less allowance for doubtful receivables	(12,730)	(12,970)
Trade receivables, net (Note 3)	¥ 608,741	¥ 573,375